Earnouts (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 30, 2022
Earnouts [Line Items]
Aggregate shares (in Dollars per share)	$ 9.91		$ 9.91		$ 12.3
Earnout liability (in Dollars)	$ 250,100		$ 250,100		$ 488,641
Change in fair value of earnout liabilities (in Dollars)	$ 40,649		$ 172,271		$ (345,413)
Earnout shares					12,000,000
Related Party [Member]
Earnouts [Line Items]
Change in fair value of earnout liabilities (in Dollars)					$ 345,400
Class A Common Stock [Member]
Earnouts [Line Items]
Earnout shares					1,937,500
Class B Common Stock [Member]
Earnouts [Line Items]
Earnout shares					75,562,500
Common Stock [Member] | Class A Common Stock [Member]
Earnouts [Line Items]
Shares issued	312,500		1,937,500
Number of share earned	187,500		187,500
Aggregate shares (in Dollars per share)	$ 437,500		$ 437,500
Common Stock [Member] | Class B Common Stock [Member]
Earnouts [Line Items]
Shares issued			75,562,500
Number of share earned	7,312,500		7,312,500
Earnout shares			12,187,500
Aggregate shares (in Dollars per share)	$ 17,062,500		$ 17,062,500